TAXATION - Income tax expense - Narratives (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Aug. 29, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Jan. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (benefit)	$ (412,000)	$ 340,000
Tax losses available to be carried forward and used against trading profits arising in future periods	$ 148,300,000
Weighted average tax rate	25.00%	25.00%	25.00%
Argo innovation Labs Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax liability resulting from re-assessment				$ 19,155,412		$ 7,021,587
Accrued interest				$ 5,485,205		$ 1,868,672
Security deposit					$ 5,000,000
Unutilised tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0